Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000222695
Average Annual Return [Line Items]
Average Annual Return, Percent	27.92%	9.87%
Without Sales Load [Member] | C000222694
Average Annual Return [Line Items]
Average Annual Return, Percent	28.17%	10.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.16%	10.18%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.16%	10.18%